Unaudited Interim Consolidated Statements of Partners' Equity - USD ($) $ in Thousands	Total	Limited Partner [Member]	General Partner [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]
BALANCE, value at Dec. 31, 2020	$ 336,493	$ 209,784	$ (5)	$ 73,216	$ 53,498
BALANCE, units at Dec. 31, 2020		35,612,580	35,526	3,000,000	2,200,000
-Net income	24,980	$ 19,180	$ 19	$ 3,375	$ 2,406
-Issuance of common stock, net of issuance costs (Note 8)	3,294	$ 3,294	0	0	0
-Issuance of units, net of issuance costs (Note 8), shares		1,189,667
-Distributions declared and paid (common and preferred units) (Note 8)	(5,781)	$ 0	0	(3,375)	(2,406)
BALANCE, value at Jun. 30, 2021	358,986	$ 232,258	$ 14	$ 73,216	$ 53,498
BALANCE, units at Jun. 30, 2021		36,802,247	35,526	3,000,000	2,200,000
BALANCE, value at Dec. 31, 2021	381,484	$ 254,734	$ 36	$ 73,216	$ 53,498
BALANCE, units at Dec. 31, 2021		36,802,247		3,000,000
-Net income	34,999	$ 29,189	29	$ 3,375	2,406
-Distributions declared and paid (common and preferred units) (Note 8)	(5,781)	0	0	(3,375)	(2,406)
BALANCE, value at Jun. 30, 2022	$ 410,702	$ 283,923	$ 65	$ 73,216	$ 53,498
BALANCE, units at Jun. 30, 2022		36,802,247	35,526	3,000,000	2,200,000